Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest Items [Abstract]
Summary of Effective Ownership Interest Held in the Non-Wholly Owned Entities
The Company currently holds effective ownership interests in the following non-wholly
owned entities:

	Ownership interest
Entity	2020	2019
	%	%

Phoenix Imaging, LLC	60	60
Preferred Imaging of Amarillo, LLC	57	57